PROVISIONS - Changes in provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provisions, beginning balance	€ 215,227
Additional provisions	31,714
Use and other changes	(46,919)
Translation differences and other	(2,630)
Provisions, ending balance	197,392	€ 215,227
Warranty and recall campaigns provision
Disclosure of other provisions [line items]
Provisions, beginning balance	122,411
Additional provisions	16,705
Use and other changes	(15,328)
Translation differences and other	(652)
Provisions, ending balance	123,136	122,411
Legal proceedings and disputes
Disclosure of other provisions [line items]
Provisions, beginning balance	45,336
Additional provisions	6,670
Use and other changes	(1,271)
Translation differences and other	(360)
Provisions, ending balance	50,375	45,336
Other risks
Disclosure of other provisions [line items]
Provisions, beginning balance	47,480
Additional provisions	8,339	21,662	€ 8,535
Use and other changes	(30,320)
Translation differences and other	(1,618)
Provisions, ending balance	€ 23,881	€ 47,480